CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Cash and cash equivalents	$ 131,054	$ 50,915	$ 63,998
Cash
Statement [Line Items]
Cash and cash equivalents	2,650	1,801
Cash in MLJV and MWJV
Statement [Line Items]
Cash and cash equivalents	1,036	1,263
Cash equivalents
Statement [Line Items]
Cash and cash equivalents	$ 127,368	$ 47,851